Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Schedule of Warrants or Rights
Common stock warrants as of March 31, 2021 and December 31, 2020 were as follows:

	March 31, 2021 and December 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	17,500	$0.42	9/7/2027
Total outstanding common stock warrants	17,500

Common stock warrants as of December 31, 2020 and 2019 were as follows:

	December 31, 2020 and 2019
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	17,500	$0.42	9/7/2027
Total outstanding common stock warrants	17,500

Schedule of Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	March 31, 2021	December 31, 2020
Convertible preferred stock	14,381,190	14,381,190
Stock options issued and outstanding	1,982,839	1,418,267
Common stock warrants outstanding	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan	83,065	647,637
Total shares of common stock reserved	16,464,594	16,464,594

Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	December 31, 2020	December 31, 2019
Conversion of convertible preferred stock	14,381,190	8,271,958
Stock options issued and outstanding	1,418,267	457,150
Common stock warrants outstanding	17,500	17,500
Shares available for grant under 2017 Equity Incentive Plan	647,637	465,788
Total shares of common stock reserved	16,464,594	9,212,396